Related party transactions - Analysis of Related Party Revenues, Operating Expenses, and Financial Items (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Related Party Transaction [Line Items]
Total related party operating revenues	$ 22		$ 43
Total related party operating expenses	1		1
Interest income	7		15
Other	0		0
Total related party financial items	7		15
Management fee revenues
Related Party Transaction [Line Items]
Total related party operating revenues	21		42
In country support services revenues
Related Party Transaction [Line Items]
Total related party operating revenues	0		0
Related party inventory sales
Related Party Transaction [Line Items]
Total related party operating revenues	1		1
Work performed to mobilize drilling rig for first drilling contract
Related Party Transaction [Line Items]
Total related party operating revenues	33		50
Related party inventory purchases
Related Party Transaction [Line Items]
Total related party operating expenses	0		0
Other related party operating expenses
Related Party Transaction [Line Items]
Total related party operating expenses	$ 1		$ 1
Predecessor
Related Party Transaction [Line Items]
Total related party operating revenues		$ 21		$ 43
Total related party operating expenses		3		4
Interest income		6		13
Other		1		1
Total related party financial items		7		14
Predecessor | Management fee revenues
Related Party Transaction [Line Items]
Total related party operating revenues		20		41
Predecessor | In country support services revenues
Related Party Transaction [Line Items]
Total related party operating revenues		1		1
Predecessor | Related party inventory sales
Related Party Transaction [Line Items]
Total related party operating revenues		0		1
Predecessor | Related party inventory purchases
Related Party Transaction [Line Items]
Total related party operating expenses		2		3
Predecessor | Other related party operating expenses
Related Party Transaction [Line Items]
Total related party operating expenses		$ 1		$ 1